STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 2.2%
Aptiv	23,374	[a]	3,482,025
BorgWarner	21,472		927,805
Ford Motor	339,255	[a]	4,803,851
General Motors	125,092	[a]	6,593,599
Tesla	70,402	[a]	54,595,343
			70,402,623
Banks - 4.4%
Bank of America	644,613		27,363,822
Citigroup	176,431		12,381,928
Citizens Financial Group	36,156		1,698,609
Comerica	11,824		951,832
Fifth Third Bancorp	61,047		2,590,835
First Republic Bank	15,443		2,978,646
Huntington Bancshares	121,125		1,872,592
JPMorgan Chase & Co.	260,105		42,576,587
KeyCorp	82,510		1,783,866
M&T Bank	11,504		1,718,007
People's United Financial	38,126		666,061
Regions Financial	86,518		1,843,699
SVB Financial Group	5,072	[a]	3,280,975
The PNC Financial Services Group	37,182		7,274,286
Truist Financial	116,190		6,814,543
U.S. Bancorp	117,550		6,987,172
Wells Fargo & Co.	357,416		16,587,677
Zions Bancorp	13,795		853,773
			140,224,910
Capital Goods - 5.4%
3M	50,365		8,835,028
A.O. Smith	12,199		744,993
Allegion	8,254		1,091,014
AMETEK	20,060		2,487,641
Carrier Global	71,865		3,719,732
Caterpillar	47,580		9,133,933
Cummins	12,719		2,856,179
Deere & Co.	24,732		8,286,951
Dover	12,921		2,009,215
Eaton	34,813		5,197,929
Emerson Electric	51,939		4,892,654
Fastenal	49,466		2,552,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 5.4% (continued)
Fortive	30,232		2,133,472
Fortune Brands Home & Security	12,458		1,113,994
Generac Holdings	5,416	[a]	2,213,357
General Dynamics	20,084		3,937,067
General Electric	96,159		9,907,262
Honeywell International	60,389		12,819,377
Howmet Aerospace	35,006		1,092,187
Huntington Ingalls Industries	3,633		701,387
IDEX	6,579		1,361,524
Illinois Tool Works	25,127		5,191,992
Ingersoll Rand	33,163	[a]	1,671,747
Johnson Controls International	62,539		4,257,655
L3Harris Technologies	17,495		3,853,099
Lockheed Martin	21,416		7,390,662
Masco	21,722		1,206,657
Northrop Grumman	13,070		4,707,160
Otis Worldwide	35,072		2,885,724
PACCAR	30,769		2,428,289
Parker-Hannifin	11,240		3,142,929
Pentair	14,918	[b]	1,083,494
Quanta Services	11,904		1,354,913
Raytheon Technologies	131,660		11,317,494
Rockwell Automation	10,012		2,943,928
Roper Technologies	9,105		4,062,014
Snap-on	4,748		992,095
Stanley Black & Decker	14,364		2,518,153
Textron	19,091		1,332,743
The Boeing Company	48,190	[a]	10,598,909
Trane Technologies	21,004		3,626,341
TransDigm Group	4,559	[a]	2,847,415
United Rentals	6,313	[a]	2,215,421
W.W. Grainger	3,824		1,503,061
Westinghouse Air Brake Technologies	15,991		1,378,584
Xylem	16,161		1,998,792
			173,597,107
Commercial & Professional Services - .9%
Cintas	7,674		2,921,185
Copart	17,924	[a]	2,486,417
Equifax	10,640		2,696,389
IHS Markit	34,506		4,024,090
Jacobs Engineering Group	11,032		1,462,071
Leidos Holdings	11,995		1,153,079
Nielsen Holdings	32,535		624,347
Republic Services	18,861		2,264,452

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - .9% (continued)
Robert Half International	10,267		1,030,088
Rollins	18,259		645,090
Verisk Analytics	14,285		2,860,857
Waste Management	33,911		5,064,947
			27,233,012
Consumer Durables & Apparel - 1.1%
D.R. Horton	28,485		2,391,885
Garmin	13,374		2,079,122
Hanesbrands	28,212		484,118
Hasbro	11,430		1,019,785
Leggett & Platt	11,447		513,283
Lennar, Cl. A	23,921		2,240,919
Mohawk Industries	4,870	[a]	863,938
Newell Brands	34,289		759,158
NIKE, Cl. B	110,923		16,109,347
NVR	290	[a]	1,390,283
PulteGroup	22,964		1,054,507
PVH	5,827	[a]	598,957
Ralph Lauren	4,329		480,692
Tapestry	24,883		921,169
Under Armour, Cl. A	16,914	[a]	341,325
Under Armour, Cl. C	16,990	[a]	297,665
VF	28,675		1,920,938
Whirlpool	5,610		1,143,655
			34,610,746
Consumer Services - 2.1%
Booking Holdings	3,562	[a]	8,455,725
Caesars Entertainment	17,947	[a]	2,015,089
Carnival	69,567	[a,b]	1,739,871
Chipotle Mexican Grill	2,436	[a]	4,427,479
Darden Restaurants	11,675		1,768,412
Domino's Pizza	3,323		1,584,938
Expedia Group	12,306	[a]	2,016,953
Hilton Worldwide Holdings	24,217	[a]	3,199,308
Las Vegas Sands	29,452	[a]	1,077,943
Marriott International, Cl. A	23,036	[a]	3,411,401
McDonald's	64,891		15,645,869
MGM Resorts International	34,829		1,502,871
Norwegian Cruise Line Holdings	30,239	[a,b]	807,684
Penn National Gaming	12,810	[a,b]	928,213
Royal Caribbean Cruises	19,530	[a]	1,737,193
Starbucks	102,413		11,297,178
Wynn Resorts	8,483	[a]	718,934

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 2.1% (continued)
Yum! Brands	25,912		3,169,297
			65,504,358
Diversified Financials - 5.0%
American Express	56,015		9,384,193
Ameriprise Financial	10,061		2,657,311
Berkshire Hathaway, Cl. B	161,368	[a]	44,043,782
BlackRock	12,433		10,427,060
Capital One Financial	39,145		6,340,316
Cboe Global Markets	9,693		1,200,575
CME Group	31,417		6,075,419
Discover Financial Services	26,529		3,259,088
Franklin Resources	24,306		722,374
Intercontinental Exchange	49,203		5,649,488
Invesco	29,757		717,441
MarketAxess Holdings	3,419		1,438,339
Moody's	13,945		4,952,009
Morgan Stanley	127,061		12,364,306
MSCI	7,187		4,372,140
Nasdaq	9,918		1,914,372
Northern Trust	18,663		2,012,058
Raymond James Financial	16,649		1,536,324
S&P Global	20,920		8,888,699
State Street	30,183		2,557,104
Synchrony Financial	46,449		2,270,427
T. Rowe Price Group	19,782		3,891,119
The Bank of New York Mellon	70,298		3,644,248
The Charles Schwab	131,413		9,572,123
The Goldman Sachs Group	29,344		11,092,912
			160,983,227
Energy - 2.7%
APA	33,862		725,663
Baker Hughes	71,352		1,764,535
Chevron	168,115		17,055,267
ConocoPhillips	117,010		7,929,768
Coterra Energy	35,923		781,684
Devon Energy	51,656		1,834,305
Diamondback Energy	14,824		1,403,388
EOG Resources	50,917		4,087,108
Exxon Mobil	368,378		21,667,994
Halliburton	77,333		1,671,939
Hess	23,760		1,855,894
Kinder Morgan	167,831		2,807,813
Marathon Oil	67,602		924,119
Marathon Petroleum	55,811		3,449,678

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 2.7% (continued)
Occidental Petroleum	75,152		2,222,996
ONEOK	39,719		2,303,305
Phillips 66	38,117		2,669,333
Pioneer Natural Resources	19,754		3,289,239
Schlumberger	121,924		3,613,827
The Williams Companies	104,560		2,712,286
Valero Energy	36,567		2,580,533
			87,350,674
Food & Staples Retailing - 1.4%
Costco Wholesale	38,451		17,277,957
Sysco	45,324		3,557,934
The Kroger Company	59,250		2,395,477
Walgreens Boots Alliance	62,456		2,938,555
Walmart	123,983		17,280,751
			43,450,674
Food, Beverage & Tobacco - 2.9%
Altria Group	160,590		7,310,057
Archer-Daniels-Midland	48,137		2,888,701
Brown-Forman, Cl. B	16,370		1,096,954
Campbell Soup	18,615		778,293
Conagra Brands	41,304		1,398,966
Constellation Brands, Cl. A	14,810		3,120,319
General Mills	52,595		3,146,233
Hormel Foods	25,178		1,032,298
Kellogg	21,651		1,383,932
Lamb Weston Holdings	13,124		805,420
McCormick & Co.	21,738		1,761,430
Molson Coors Beverage, Cl. B	16,874		782,616
Mondelez International, Cl. A	121,894		7,091,793
Monster Beverage	31,892	[a]	2,832,966
PepsiCo	120,197		18,078,831
Philip Morris International	135,499		12,843,950
The Coca-Cola Company	337,605		17,714,134
The Hershey Company	12,575		2,128,319
The J.M. Smucker Company	9,235		1,108,477
The Kraft Heinz Company	56,202		2,069,358
Tyson Foods, Cl. A	25,227		1,991,419
			91,364,466
Health Care Equipment & Services - 6.3%
Abbott Laboratories	154,582		18,260,772
ABIOMED	3,909	[a]	1,272,458
Align Technology	6,343	[a]	4,220,823
AmerisourceBergen	13,128		1,568,140
Anthem	21,256		7,924,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.3% (continued)
Baxter International	43,815		3,524,040
Becton Dickinson & Co.	24,999		6,145,254
Boston Scientific	124,171	[a]	5,387,780
Cardinal Health	24,950		1,234,027
Centene	50,795	[a]	3,165,036
Cerner	26,081		1,839,232
Cigna	29,605		5,925,737
CVS Health	114,340		9,702,892
Danaher	55,218		16,810,568
DaVita	5,804	[a]	674,773
Dentsply Sirona	18,394		1,067,772
DexCom	8,541	[a]	4,670,731
Edwards Lifesciences	54,339	[a]	6,151,718
HCA Healthcare	21,469		5,210,956
Henry Schein	11,736	[a]	893,814
Hologic	22,072	[a]	1,629,134
Humana	11,269		4,385,331
IDEXX Laboratories	7,447	[a]	4,631,289
Intuitive Surgical	10,287	[a]	10,226,821
Laboratory Corp. of America Holdings	8,401	[a]	2,364,377
McKesson	13,740		2,739,481
Medtronic	116,998		14,665,699
Quest Diagnostics	10,640		1,546,098
ResMed	12,761		3,363,162
Steris	8,659		1,768,861
Stryker	28,692		7,566,654
Teleflex	4,067		1,531,429
The Cooper Companies	4,439		1,834,683
UnitedHealth Group	82,166		32,105,543
Universal Health Services, Cl. B	7,043		974,540
West Pharmaceutical Services	6,401		2,717,481
Zimmer Biomet Holdings	18,407		2,694,049
			202,395,392
Household & Personal Products - 1.5%
Church & Dwight	21,184		1,749,163
Colgate-Palmolive	73,310		5,540,770
Kimberly-Clark	29,823		3,949,758
The Clorox Company	10,755		1,781,136
The Estee Lauder Companies, Cl. A	20,226		6,066,384
The Procter & Gamble Company	211,287		29,537,923
			48,625,134
Insurance - 1.9%
Aflac	54,970		2,865,586
American International Group	75,245		4,130,198

Description	Shares	Value ($)
Common Stocks - 99.4% (continued)
Insurance - 1.9% (continued)
Aon, Cl. A	19,855	5,673,963
Arthur J. Gallagher & Co.	17,245	2,563,469
Assurant	5,323	839,703
Brown & Brown	18,715	1,037,747
Chubb	38,196	6,626,242
Cincinnati Financial	13,422	1,533,061
Everest Re Group	3,592	900,802
Globe Life	8,525	758,981
Lincoln National	16,292	1,120,075
Loews	17,703	954,723
Marsh & McLennan	44,478	6,735,304
MetLife	63,411	3,914,361
Principal Financial Group	21,731	1,399,476
Prudential Financial	34,012	3,578,062
The Allstate	26,230	3,339,341
The Hartford Financial Services Group	30,228	2,123,517
The Progressive	51,513	4,656,260
The Travelers Companies	21,701	3,298,769
W.R. Berkley	12,445	910,725
Willis Towers Watson	11,086	2,577,052
		61,537,417
Materials - 2.5%
Air Products & Chemicals	19,344	4,954,192
Albemarle	9,548	2,090,726
Amcor	130,865	1,516,725
Avery Dennison	7,441	1,541,850
Ball	28,465	2,560,996
Celanese	9,917	1,493,897
CF Industries Holdings	19,186	1,070,963
Corteva	64,077	2,696,360
Dow	65,769	3,785,664
DuPont de Nemours	45,534	3,095,857
Eastman Chemical	11,525	1,161,028
Ecolab	21,531	4,491,797
FMC	11,641	1,065,850
Freeport-McMoRan	129,396	4,209,252
International Flavors & Fragrances	21,549	2,881,532
International Paper	35,262	1,971,851
Linde	44,948	13,186,844
LyondellBasell Industries, Cl. A	23,054	2,163,618
Martin Marietta Materials	5,585	1,908,283
Newmont	70,655	3,836,566
Nucor	25,969	2,557,687
Packaging Corp. of America	8,373	1,150,785

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.5% (continued)
PPG Industries	20,653		2,953,586
Sealed Air	12,815		702,134
The Mosaic Company	30,949		1,105,498
The Sherwin-Williams Company	20,924		5,853,070
Vulcan Materials	11,381		1,925,210
WestRock	23,557		1,173,845
			79,105,666
Media & Entertainment - 9.8%
Activision Blizzard	67,972		5,260,353
Alphabet, Cl. A	26,198	[a]	70,040,877
Alphabet, Cl. C	24,525	[a]	65,366,728
Charter Communications, Cl. A	11,049	[a,b]	8,038,810
Comcast, Cl. A	399,006		22,316,406
Discovery, Cl. A	14,333	[a,b]	363,772
Discovery, Cl. C	26,606	[a]	645,728
DISH Network, Cl. A	20,675	[a]	898,535
Electronic Arts	24,937		3,547,288
Facebook, Cl. A	207,485	[a]	70,418,334
Fox, Cl. A	27,874		1,118,026
Fox, Cl. B	13,885		515,411
Live Nation Entertainment	11,477	[a,b]	1,045,899
Match Group	23,050	[a]	3,618,619
Netflix	38,579	[a]	23,546,307
News Corporation, Cl. A	36,334		854,939
News Corporation, Cl. B	9,746		226,400
Omnicom Group	19,500		1,412,970
Take-Two Interactive Software	9,823	[a]	1,513,430
The Interpublic Group of Companies	35,615		1,306,002
The Walt Disney Company	158,157	[a]	26,755,420
Twitter	69,083	[a]	4,171,922
ViacomCBS, Cl. B	50,676		2,002,209
			314,984,385
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
AbbVie	153,643		16,573,470
Agilent Technologies	26,414		4,160,997
Amgen	49,427		10,510,652
Biogen	12,974	[a]	3,671,512
Bio-Rad Laboratories, Cl. A	1,907	[a]	1,422,527
Bio-Techne	3,056		1,480,846
Bristol-Myers Squibb	194,211		11,491,465
Catalent	14,830	[a]	1,973,428
Charles River Laboratories International	4,454	[a]	1,838,032
Eli Lilly & Co.	69,246		15,999,288
Gilead Sciences	109,783		7,668,343

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.9% (continued)
Illumina	12,768	[a]	5,178,828
Incyte	16,915	[a]	1,163,414
IQVIA Holdings	16,573	[a]	3,969,896
Johnson & Johnson	229,312		37,033,888
Merck & Co.	220,237		16,542,001
Mettler-Toledo International	2,033	[a]	2,800,173
Moderna	30,215	[a]	11,628,545
Organon & Co.	22,483		737,218
PerkinElmer	10,040		1,739,832
Pfizer	487,116		20,950,859
Regeneron Pharmaceuticals	9,146	[a]	5,534,976
Thermo Fisher Scientific	34,192		19,534,915
Vertex Pharmaceuticals	22,594	[a]	4,098,326
Viatris	108,169		1,465,690
Waters	5,295	[a]	1,891,903
Zoetis	41,566		8,069,623
			219,130,647
Real Estate - 2.6%
Alexandria Real Estate Equities	11,541	[c]	2,205,139
American Tower	39,854	[c]	10,577,650
AvalonBay Communities	12,023	[c]	2,664,778
Boston Properties	12,701	[c]	1,376,153
CBRE Group, Cl. A	29,136	[a]	2,836,681
Crown Castle International	37,831	[c]	6,556,869
Digital Realty Trust	24,945	[c]	3,603,305
Duke Realty	33,352	[c]	1,596,560
Equinix	7,835	[c]	6,190,669
Equity Residential	29,668	[c]	2,400,735
Essex Property Trust	5,608	[c]	1,793,102
Extra Space Storage	11,590	[c]	1,947,004
Federal Realty Investment Trust	5,840	[c]	689,062
Healthpeak Properties	48,552	[c]	1,625,521
Host Hotels & Resorts	62,747	[a,c]	1,024,658
Iron Mountain	24,628	[c]	1,070,087
Kimco Realty	52,812	[c]	1,095,849
Mid-America Apartment Communities	10,168	[c]	1,898,874
Prologis	64,219	[c]	8,054,989
Public Storage	13,161	[c]	3,910,133
Realty Income	31,595	[c]	2,049,252
Regency Centers	13,123	[c]	883,572
SBA Communications	9,600	[c]	3,173,472
Simon Property Group	29,090	[c]	3,780,827
UDR	24,306	[c]	1,287,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate - 2.6% (continued)
Ventas	33,713	[c]	1,861,295
Vornado Realty Trust	14,071	[c]	591,123
Welltower	36,005	[c]	2,966,812
Weyerhaeuser	66,923	[c]	2,380,451
			82,092,354
Retailing - 6.9%
Advance Auto Parts	5,625		1,175,006
Amazon.com	37,862	[a]	124,378,184
AutoZone	1,889	[a]	3,207,503
Bath & Body Works	21,095		1,329,618
Best Buy	19,390		2,049,717
CarMax	13,980	[a]	1,788,881
Dollar General	20,769		4,405,936
Dollar Tree	20,069	[a]	1,921,005
eBay	56,442		3,932,314
Etsy	11,301	[a,b]	2,350,156
Genuine Parts	12,937		1,568,352
LKQ	23,546	[a]	1,184,835
Lowe's	61,434		12,462,501
O'Reilly Automotive	6,077	[a]	3,713,412
Pool	3,463		1,504,362
Ross Stores	31,088		3,383,929
Target	43,358		9,919,010
The Gap	19,500		442,650
The Home Depot	92,564		30,385,059
The TJX Companies	105,539		6,963,463
Tractor Supply	9,869		1,999,558
Ulta Beauty	4,721	[a]	1,703,903
			221,769,354
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices	105,614	[a]	10,867,681
Analog Devices	46,820		7,841,414
Applied Materials	79,745		10,265,574
Broadcom	35,516		17,222,774
Enphase Energy	11,681	[a]	1,751,800
Intel	351,306		18,717,584
KLA	13,266		4,437,610
Lam Research	12,488		7,107,545
Microchip Technology	23,618		3,625,127
Micron Technology	97,335		6,908,838
Monolithic Power Systems	3,420		1,657,606
NVIDIA	217,016		44,957,035
NXP Semiconductors	23,084		4,521,463
Qorvo	9,762	[a]	1,632,109

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Qualcomm	98,085		12,651,003
Skyworks Solutions	14,346		2,363,934
Teradyne	14,554		1,588,860
Texas Instruments	80,316		15,437,538
Xilinx	21,592		3,260,176
			176,815,671
Software & Services - 14.1%
Accenture, Cl. A	55,293		17,689,337
Adobe	41,464	[a]	23,871,654
Akamai Technologies	14,056	[a]	1,470,117
Ansys	7,756	[a]	2,640,530
Autodesk	19,234	[a]	5,484,960
Automatic Data Processing	36,931		7,383,245
Broadridge Financial Solutions	10,366		1,727,390
Cadence Design Systems	24,035	[a]	3,639,860
Ceridian HCM Holding	10,800	[a]	1,216,296
Citrix Systems	10,680		1,146,712
Cognizant Technology Solutions, Cl. A	45,911		3,407,055
DXC Technology	21,582	[a]	725,371
Fidelity National Information Services	54,289		6,605,885
Fiserv	52,058	[a]	5,648,293
FLEETCOR Technologies	7,192	[a]	1,879,054
Fortinet	11,785	[a]	3,441,691
Gartner	7,451	[a]	2,264,210
Global Payments	25,571		4,029,478
International Business Machines	77,642		10,786,803
Intuit	23,753		12,814,981
Jack Henry & Associates	6,240		1,023,734
Mastercard, Cl. A	75,823		26,362,141
Microsoft	654,070		184,395,414
NortonLifeLock	52,265		1,322,304
Oracle	143,515		12,504,462
Paychex	27,666		3,111,042
Paycom Software	4,269	[a]	2,116,357
PayPal Holdings	102,259	[a]	26,608,814
PTC	8,297	[a]	993,898
salesforce.com	84,189	[a]	22,833,741
ServiceNow	17,152	[a]	10,673,175
Synopsys	13,184	[a]	3,947,421
The Western Union Company	36,990		747,938
Tyler Technologies	3,632	[a]	1,665,817
Verisign	8,573	[a]	1,757,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 14.1% (continued)
Visa, Cl. A	146,886	[b]	32,718,856
			450,655,587
Technology Hardware & Equipment - 7.8%
Amphenol, Cl. A	52,069		3,813,013
Apple	1,366,837		193,407,435
Arista Networks	4,704	[a]	1,616,483
CDW	12,331		2,244,489
Cisco Systems	366,682		19,958,501
Corning	66,736		2,435,197
F5 Networks	5,312	[a]	1,055,919
Hewlett Packard Enterprise	117,102		1,668,703
HP	105,153		2,876,986
IPG Photonics	3,099	[a]	490,882
Juniper Networks	29,613		814,950
Keysight Technologies	16,062	[a]	2,638,826
Motorola Solutions	14,640		3,401,165
NetApp	18,900		1,696,464
Seagate Technology Holdings	18,047		1,489,238
TE Connectivity	28,561		3,919,140
Teledyne Technologies	4,172	[a]	1,792,208
Trimble	20,716	[a]	1,703,891
Western Digital	27,282	[a]	1,539,796
Zebra Technologies, Cl. A	4,605	[a]	2,373,509
			250,936,795
Telecommunication Services - 1.4%
AT&T	621,081		16,775,398
Lumen Technologies	88,546	[b]	1,097,085
T-Mobile US	51,296	[a]	6,553,577
Verizon Communications	360,217		19,455,320
			43,881,380
Transportation - 1.7%
Alaska Air Group	11,811	[a]	692,125
American Airlines Group	58,039	[a]	1,190,960
C.H. Robinson Worldwide	12,193		1,060,791
CSX	197,002		5,858,839
Delta Air Lines	57,176	[a]	2,436,269
Expeditors International of Washington	15,200		1,810,776
FedEx	21,156		4,639,299
J.B. Hunt Transport Services	7,549		1,262,344
Kansas City Southern	7,946		2,150,505
Norfolk Southern	21,499		5,143,636
Old Dominion Freight Line	8,234		2,354,759
Southwest Airlines	50,874	[a]	2,616,450
Union Pacific	56,767		11,126,900

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 1.7% (continued)
United Airlines Holdings		26,794	[a]	1,274,591
United Parcel Service, Cl. B		62,867		11,448,081
				55,066,325
Utilities - 2.4%
Alliant Energy		22,394		1,253,616
Ameren		22,213		1,799,253
American Electric Power		44,187		3,587,101
American Water Works		15,747		2,661,873
Atmos Energy		11,178		985,900
CenterPoint Energy		48,866		1,202,104
CMS Energy		25,378		1,515,828
Consolidated Edison		30,239		2,195,049
Dominion Energy		69,858		5,101,031
DTE Energy		17,353		1,938,504
Duke Energy		67,296		6,567,417
Edison International		32,475		1,801,388
Entergy		17,174		1,705,550
Evergy		20,340		1,265,148
Eversource Energy		29,795		2,436,039
Exelon		84,465		4,083,038
FirstEnergy		48,943		1,743,350
NextEra Energy		170,532		13,390,173
NiSource		35,072		849,795
NRG Energy		21,813		890,625
Pinnacle West Capital		10,098		730,691
PPL		68,929		1,921,741
Public Service Enterprise Group		43,505		2,649,454
Sempra Energy		27,210		3,442,065
The AES		58,092		1,326,240
The Southern Company		92,535		5,734,394
WEC Energy Group		27,151		2,394,718
Xcel Energy		47,685		2,980,312
				78,152,397
Total Common Stocks (cost $780,468,223)				3,179,870,301
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $25,270,690)	0.06	25,270,690	[d]	25,270,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,136,484)	0.02	1,136,484	[d]	1,136,484
Total Investments (cost $806,875,397)		100.2%		3,206,277,475
Liabilities, Less Cash and Receivables		(.2%)		(7,696,585)
Net Assets		100.0%		3,198,580,890

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $27,759,341 and the value of the collateral was $28,718,716, consisting of cash collateral of $1,136,484 and U.S. Government & Agency securities valued at $27,582,232.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	3,179,870,301	-	-	3,179,870,301
Investment Companies	26,407,174	-	-	26,407,174
Liabilities ($)
Other Financial Instruments:
Futures††	(901,557)	-	-	(901,557)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

September 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	130	12/17/2021	28,836,932	27,935,375	(901,557)
Gross Unrealized Depreciation				(901,557)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2021, accumulated net unrealized appreciation on investments was $2,399,402,078, consisting of $2,419,819,060 gross unrealized appreciation and $20,416,982 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.